UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   1800 2ND Street, SUITE 799
           --------------------------------------------------
           SARASOTA, FLORIDA 34236
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  November 14, 2001
-------------------  ----------------------  -----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                       Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $105,747
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                     Form 13F INFORMATION TABLE

                                                             VALUE     SHRS OR    MARKET PRICE INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PER SHARE    DISCRETION MANAGERS  SOLE SHARED NONE
--------------------------------- -------------- --------- --------- ---------    ------------ ---------- -------- -----------------

Comcast Class A Special                          200300200   34,255      954,965   35.8700        YES       NO       X
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Liberty Media Group - AT&T                       001957208   26,911    2,102,418   12.8000        YES       NO       X
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Cablevision Systems Corp.                        12686C109    7,798      190,479   40.9400        YES       NO       X
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Bellsouth                                        079860102    7,583      182,497   41.5500        YES       NO       X
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SBC Communications, Inc.                         78387G103    3,754       79,682   47.1100        YES       NO       X
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AT&T Wireless                                    00209A106    2,676      179,119   14.9400        YES       NO       X
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Gannett Co., Inc.                                364730101    2,627       43,696   60.1100        YES       NO       X
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General Electric Co.                             369604103    2,470       66,389   37.2000        YES       NO       X
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Comcast Corp - Class A                           200300101    1,936       54,470   35.5500        YES       NO       X
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Cablevision - Rainbow Media Gr                   12686C844    1,917       95,123   20.1500        YES       NO       X
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American Tower Systems                           031162100    1,856      134,300   13.8200        YES       NO       X
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SLM Holding Corp.                                78442A109    1,451       17,501   82.9100        YES       NO       X
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America OnLine                                   026609107    1,348       40,739   33.1000        YES       NO       X
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Texas Instruments Inc                            882508104    1,052       42,130   24.9800        YES       NO       X
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Johnson & Johnson                                478160104      873       15,780   55.3000        YES       NO       X
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American Home Products                           026874107      862       14,800   58.2500        YES       NO       X
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Viacom Inc CL A                                  925524100      592       17,015   34.7800        YES       NO       X
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Nextel Inc                                       65332V103      540       62,325    8.6600        YES       NO       X
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ResortQuest International                        761183102      484      161,175    3.0000        YES       NO       X
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Endesa SA-Sponsored ADR                          2925BN107      411       26,800   15.3400        YES       NO       X
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Charter Communications, Inc.                     16117M107      384       31,049   12.3800        YES       NO       X
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Automatic Data Processing                        053015103      376        8,000   46.9600        YES       NO       X
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Wells Fargo & Co.                                949746101      315        7,100   44.3500        YES       NO       X
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Schlumberger                                     806857108      292        6,410   45.6200        YES       NO       X
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Target                                           87612E106      273        8,600   31.7600        YES       NO       X
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Merck & Company, Inc.                            589331107      272        4,100   66.3800        YES       NO       X
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American Int'l Group                             029912201      269        3,450   77.9900        YES       NO       X
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United Global Com                                925529208      260      112,115    2.3200        YES       NO       X
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MGIC Investment Corp                             552848103      251        3,837   65.3400        YES       NO       X
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City National Corp.                              178566105      246        5,712   43.0800        YES       NO       X
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CMG Information Services                         125750109      231      230,997    1.0000        YES       NO       X
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Amgen Inc.                                       001957109      228        3,880   58.7600        YES       NO       X
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Cox Communications Cl A                          224044107      220        5,278   41.7500        YES       NO       X
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Vodafone Group                                   92857T107      215        9,800   21.9600        YES       NO       X
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Nextel Partners Inc.                             65333F107      182       27,070    6.7300        YES       NO       X
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Touchstone Respources Ltd.                       891917106      149      198,000    0.7500        YES       NO       X
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United Pan-Europe Communicatio                   925524100       59      211,500    0.2800        YES       NO       X
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Metromedia Fiber Networks                        591689104       43      125,370    0.3400        YES       NO       X
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ACTV, Inc.                                       00088E104       23       11,135    2.0400        YES       NO       X
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EpicEdge Inc.                                    29426X102       21      100,000    0.2100        YES       NO       X
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Winstar Communications                           975515107       20      285,208    0.0700        YES       NO       X
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Advanced Tobacco Products                        02364J104        8       25,000    0.3000        YES       NO       X
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Exodus                                           302088109        5       29,440    0.1700        YES       NO       X
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Corecomm Limited                                 21869Q108        5       25,983    0.1900        YES       NO       X
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Exchange Applications, Inc.                      300867108        2       15,008    0.1300        YES       NO       X
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Corecomm Limited                                 21869Q108        2       17,704    0.0900        YES       NO       X
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